GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	$ 30,167	$ 30,075
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,026	(218)	$ (133)
Property, plant and equipment and biological assets ending balance	30,167	30,075
Property, plant and equipment, temporarily idle	380	8
Property, plant and equipment, assets retired from active use and not classified as held for sale	0	11
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	39	0
NAFTA
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	6	4
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	89	4
Africa and Commonwealth of Independent States ("ACIS")
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	246	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	54,939	55,159	56,182
Additions	4,201	2,995
Acquisitions through business combinations (note 2.2.4)	1,042	39
Foreign exchange differences	(4,475)	(4,436)
Disposals	(704)	(626)
Transfers from assets held for sale		999
Other movements	(284)	6
Property, plant and equipment and biological assets ending balance	54,939	55,159	56,182
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(24,772)	(25,084)	(25,560)
Foreign exchange differences	3,035	3,065
Disposals	630	571
Transfers from assets held for sale		965
Other movements	160	20
Depreciation charge for the year	2,493	2,433
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,020	(218)
Property, plant and equipment and biological assets ending balance	(24,772)	(25,084)	(25,560)
Land, buildings and Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	6,028	6,478
Property, plant and equipment and biological assets ending balance	6,028	6,478
Land, buildings and Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	9,476	10,121	10,738
Additions	34	16
Acquisitions through business combinations (note 2.2.4)	193	34
Foreign exchange differences	(811)	(910)
Disposals	(137)	(66)
Transfers from assets held for sale		156
Other movements	76	153
Property, plant and equipment and biological assets ending balance	9,476	10,121	10,738
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(3,448)	(3,643)	(3,808)
Foreign exchange differences	496	546
Disposals	109	49
Transfers from assets held for sale		154
Other movements	19	7
Depreciation charge for the year	283	320
Impairment loss (reversal of impairment loss) recognised in profit or loss	146	(37)
Property, plant and equipment and biological assets ending balance	(3,448)	(3,643)	(3,808)
Machinery, equipment and others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	16,932	17,752
Property, plant and equipment and biological assets ending balance	16,932	17,752
Biological assets	47	38
Bearer plants	37	29
Machinery, equipment and others | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	34,133	35,348	36,599
Additions	220	239
Acquisitions through business combinations (note 2.2.4)	742	5
Foreign exchange differences	(3,344)	(3,311)
Disposals	(545)	(553)
Transfers from assets held for sale		827
Other movements	1,712	1,542
Property, plant and equipment and biological assets ending balance	34,133	35,348	36,599
Machinery, equipment and others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(17,201)	(17,596)	(18,136)
Foreign exchange differences	2,403	2,459
Disposals	502	517
Transfers from assets held for sale		804
Other movements	71	(12)
Depreciation charge for the year	1,893	1,801
Impairment loss (reversal of impairment loss) recognised in profit or loss	688	(181)
Property, plant and equipment and biological assets ending balance	(17,201)	(17,596)	(18,136)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	4,760	3,534
Property, plant and equipment and biological assets ending balance	4,760	3,534
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	5,887	4,533	3,963
Additions	3,533	2,416
Acquisitions through business combinations (note 2.2.4)	70	0
Foreign exchange differences	(109)	(97)
Disposals	(4)	(2)
Transfers from assets held for sale		14
Other movements	(2,136)	(1,761)
Property, plant and equipment and biological assets ending balance	5,887	4,533	3,963
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(1,127)	(999)	(994)
Foreign exchange differences	9	10
Disposals	1	0
Transfers from assets held for sale		7
Other movements	17	(8)
Depreciation charge for the year	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	155	0
Property, plant and equipment and biological assets ending balance	(1,127)	(999)	(994)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,210	1,072
Property, plant and equipment and biological assets ending balance	1,210	1,072
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	2,003	1,750	1,598
Additions	381	313
Acquisitions through business combinations (note 2.2.4)	37	0
Foreign exchange differences	(124)	(104)
Disposals	0	0
Transfers from assets held for sale		2
Other movements	(41)	(59)
Property, plant and equipment and biological assets ending balance	2,003	1,750	1,598
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(793)	(678)	(559)
Foreign exchange differences	59	37
Disposals	0	0
Transfers from assets held for sale		0
Other movements	29	34
Depreciation charge for the year	193	190
Impairment loss (reversal of impairment loss) recognised in profit or loss	10	0
Property, plant and equipment and biological assets ending balance	(793)	(678)	(559)
Mining Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,237	1,239
Property, plant and equipment and biological assets ending balance	1,237	1,239
Mining Assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	3,440	3,407	3,284
Additions	33	11
Acquisitions through business combinations (note 2.2.4)	0	0
Foreign exchange differences	(87)	(14)
Disposals	(18)	(5)
Transfers from assets held for sale		0
Other movements	105	131
Property, plant and equipment and biological assets ending balance	3,440	3,407	3,284
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(2,203)	(2,168)	(2,063)
Foreign exchange differences	68	13
Disposals	18	5
Transfers from assets held for sale		0
Other movements	24	(1)
Depreciation charge for the year	124	122
Impairment loss (reversal of impairment loss) recognised in profit or loss	21	0
Property, plant and equipment and biological assets ending balance	$ (2,203)	$ (2,168)	$ (2,063)
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	7 years